Defined benefit plans (Detail 9) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Swiss pension plan
Increase / (decrease) in defined benefit obligation
Portion of retirement savings subject to legal minimum interest rate	19.00%
Legal minimum interest rate on retirement savings	1.00%
Rate of pension increase	0.00%	0.00%
Swiss pension plan | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	$ (1,695)	$ (1,793)
Decrease by 50 basis points	1,933	2,048
Swiss pension plan | Rate of salary increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	109	117
Decrease by 50 basis points	(104)	(111)
Swiss pension plan | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	1,333	1,413
Swiss pension plan | Rate of interest credit on retirement savings
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	224	236
Decrease by 50 basis points	$ (224)	(188)
Portion of retirement savings subject to legal minimum interest rate	19.00%
Legal minimum interest rate on retirement savings	1.00%
Swiss pension plan | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	$ 915	$ 1,061
UK pension plan
Increase / (decrease) in defined benefit obligation
Rate of pension increase	3.32%	2.89%
UK pension plan | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	$ (361)	$ (370)
Decrease by 50 basis points	411	423
UK pension plan | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	334	358
Decrease by 50 basis points	(306)	(316)
UK pension plan | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	$ 184	$ 182
US and German pension plans
Increase / (decrease) in defined benefit obligation
Rate of pension increase	1.80%	1.70%
US and German pension plans | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	$ (78)	$ (91)
Decrease by 50 basis points	84	99
US and German pension plans | Rate of salary increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	0	1
Decrease by 50 basis points	0	(1)
US and German pension plans | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	6	8
Decrease by 50 basis points	(6)	(7)
US and German pension plans | Rate of interest credit on retirement savings
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	8	9
Decrease by 50 basis points	(7)	(8)
US and German pension plans | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	$ 56	$ 60
UBS AG | Swiss pension plan
Increase / (decrease) in defined benefit obligation
Portion of retirement savings subject to legal minimum interest rate	17.00%
Legal minimum interest rate on retirement savings	1.00%
Rate of pension increase	0.00%	0.00%
UBS AG | Swiss pension plan | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	$ (975)	$ (1,030)
Decrease by 50 basis points	1,116	1,181
UBS AG | Swiss pension plan | Rate of salary increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	69	74
Decrease by 50 basis points	(66)	(71)
UBS AG | Swiss pension plan | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	749	793
UBS AG | Swiss pension plan | Rate of interest credit on retirement savings
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	134	142
Decrease by 50 basis points	(134)	(113)
UBS AG | Swiss pension plan | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	$ 475	$ 566
UBS AG | UK pension plan
Increase / (decrease) in defined benefit obligation
Rate of pension increase	3.32%	2.89%
UBS AG | UK pension plan | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	$ (361)	$ (370)
Decrease by 50 basis points	411	423
UBS AG | UK pension plan | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	334	358
Decrease by 50 basis points	(306)	(316)
UBS AG | UK pension plan | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	$ 184	$ 182
UBS AG | US and German pension plans
Increase / (decrease) in defined benefit obligation
Rate of pension increase	1.80%	1.70%
UBS AG | US and German pension plans | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	$ (78)	$ (91)
Decrease by 50 basis points	84	99
UBS AG | US and German pension plans | Rate of salary increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	0	1
Decrease by 50 basis points	0	(1)
UBS AG | US and German pension plans | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	6	8
Decrease by 50 basis points	(6)	(7)
UBS AG | US and German pension plans | Rate of interest credit on retirement savings
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	8	9
Decrease by 50 basis points	(7)	(8)
UBS AG | US and German pension plans | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	$ 56	$ 60